Segment reporting (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 16,144,309	$ 36,443,887
PRC [Member]
Revenue from Contract with Customer, Including Assessed Tax	12,736,774	$ 36,443,887
UNITED STATES
Revenue from Contract with Customer, Including Assessed Tax	$ 3,407,535